Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex Industrial Transformation $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 31,151,086
Ownership amount	8,024,360
Heavy fuel oil
Disclosure of transactions between related parties [line items]
Product	16,543,048
Industrial diesel
Disclosure of transactions between related parties [line items]
Product	12,602,898
Other countries
Disclosure of transactions between related parties [line items]
Product	995,677
Fuel oil
Disclosure of transactions between related parties [line items]
Product	315,340
Natural Gas
Disclosure of transactions between related parties [line items]
Product	693,493
Freights
Disclosure of transactions between related parties [line items]
Product	$ 630